RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement	The balance sheet shows the following amounts relating to leases:

Amounts in € ‘000	Buildings	Cars	Total
Carrying value at January 1, 2019	4,228	563	4,791
Investments	2,338	303	2,641
Depreciation charges	(1,125)	(328)	(1,453)
Movement 2019	1,213	(25)	1,188
At cost	6,566	866	7,432
Accumulated depreciation	(1,125)	(328)	(1,453)
Carrying value at December 31, 2019	5,441	538	5,979
Investments	3,261	1,260	4,521
Divestments	(559)	(236)	(795)
Investment in a sublease	(363)	—	(363)
Depreciation charges	(1,471)	(303)	(1,774)
Depreciation of disinvestment	70	115	185
Currency translation	(49)	(28)	(77)
Movement 2020	889	808	1,697
At cost	8,856	1,862	10,718
Accumulated depreciation	(2,526)	(516)	(3,042)
Carrying value at December 31, 2020	6,330	1,346	7,676
Investments in buildings in 2020 primarily relate to the office building in Warren, NJ, the United States of America.
On April 1, 2020, the company subleased the office building in Bridgewater, NJ, the United States of America. In 2020 the company received rent from the sublease of €0.07 million. The loss on the total duration of the sublease amounts to €0.02 million.
The Company applies for the exemption of disclosing short term leases and leases under €5,000 since the amounts involved are immaterial to the financial statements.
The statement of income shows the following amounts relating to leases:

Amounts in € ‘000	2020	2019
Depreciation rights of use assets
Buildings	(1,471)	(1,125)
Cars	(303)	(328)
Total depreciation rights of use assets	(1,774)	(1,453)
Interest expense	(670)	(662)
Total expense right of use assets	(2,444)	(2,115)